Property and Equipment - Summary of Write-off of Fully Amortized Assets (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 506,387
Ending Balance	649,403	$ 506,387
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,084,052	965,596	$ 302,638
Additions	626,841	127,688	138,122
Acquisitions			549,598
Effect of movement in exchange rates	(5,836)	(9,232)	(10,302)
Disposals	(197,412)
Impairment			(14,460)
Ending Balance	1,507,645	1,084,052	965,596
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	577,665	255,044	27,161
Effect of movement in exchange rates	(9,062)	(8,601)	(11,261)
Disposals	(196,107)
Depreciation	485,746	331,222	239,144
Ending Balance	858,242	577,665	255,044
Carrying Amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	506,387
Ending Balance	649,403	506,387
Office Furniture and Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	321,990	292,364	10,117
Additions		30,543	30,529
Acquisitions			253,057
Effect of movement in exchange rates	(504)	(917)	(1,339)
Disposals	(29,459)
Ending Balance	292,027	321,990	292,364
Office Furniture and Equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	121,184	43,818	410
Effect of movement in exchange rates	(505)	(923)	(1,321)
Disposals	(29,458)
Depreciation	75,117	78,289	44,729
Other movements	6,746
Ending Balance	173,084	121,184	43,818
Office Furniture and Equipment [member] | Carrying Amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	200,806
Ending Balance	118,943	200,806
Leasehold Improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	375,238	376,589	239,555
Additions			74,641
Acquisitions			64,366
Effect of movement in exchange rates	(744)	(1,351)	(1,973)
Disposals	(43,409)
Ending Balance	331,085	375,238	376,589
Leasehold Improvements [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	159,469	82,999	13,433
Effect of movement in exchange rates	(744)	(1,436)	(1,577)
Disposals	(43,409)
Depreciation	73,864	77,906	71,143
Ending Balance	189,180	159,469	82,999
Leasehold Improvements [member] | Carrying Amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	215,769
Ending Balance	141,905	215,769
Computer Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	386,824	296,643	52,966
Additions	626,841	97,145	32,952
Acquisitions			232,175
Effect of movement in exchange rates	(4,588)	(6,964)	(6,990)
Disposals	(124,544)
Impairment			(14,460)
Ending Balance	884,533	386,824	296,643
Computer Equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	297,012	128,227	13,318
Effect of movement in exchange rates	(7,813)	(6,242)	(8,363)
Disposals	(123,240)
Depreciation	336,765	175,027	123,272
Other movements	(6,746)
Ending Balance	495,978	297,012	$ 128,227
Computer Equipment [member] | Carrying Amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	89,812
Ending Balance	$ 388,555	$ 89,812